Principal Variable Contracts Funds, Inc.
Supplement dated August 7, 2023
to the Prospectus and Statement of Additional Information
both dated May 1, 2023
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus for the Core Plus Bond and Short-Term Income Accounts.

SUMMARIES FOR THE FOLLOWING ACCOUNTS
Core Plus Bond
Short-Term Income

In the Investment Advisor and Portfolio Managers section, add the following in alphabetical order:
•Michael Goosay (since 2023), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, add the following alphabetically to the list of portfolio managers:
Michael Goosay has been with Principal® since 2023. Prior to that, Mr. Goosay was the Head of Global Pensions and Multi-Sector Fixed Income Portfolio Management at Goldman Sachs Asset Management since 2009. He earned a bachelor’s degree in Finance from Albright College and an M.B.A. from Rutgers University.
The changes described below are being made to the Statement of Additional Information for the Core Plus Bond and Short-Term Income Accounts.

PORTFOLIO MANAGER DISCLOSURE
In the Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers) Other Accounts Managed table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Michael Goosay(1): Core Plus Bond and Short-Term Income Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

(1) Information as of June 30, 2023

In the Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers) Ownership of Securities table, add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Michael Goosay (1)	Core Plus Bond	None
Michael Goosay (1)	Short-Term Income	None

(1) Information as of June 30, 2023
2